UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                  2/07/2001
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $ 150,328
                                           (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

































Name of Issuer                     Title      CUSIP        Value      Shares        Invsmnt    Discret  Other      Voting Authority
                                  Of Class                (x1000)                    Sole      Shared   Mgrs    Sole   Shared    No

AES Corp                            COM     00130H105      7,877   142,245.00     142,245.00                 142,245.00
Adobe Systems                       COM     00724F101      5,146    88,430.00      88,430.00                  88,430.00
America Online                      COM     02364J104      1,072    30,793.00      30,793.00                  30,793.00
American Intl Group                 COM     026874107      6,948    70,492.00      70,492.00                  70,492.00
Applera Corp-Applie                 COM     038020103      5,226    55,555.00      55,555.00                  55,555.00
Applied Films                       COM     038197109        501    24,505.00      24,505.00                  24,505.00
Ballard Power (F)                   COM     05858H104        561     8,890.00       8,890.00                   8,890.00
Bank of New York                    COM     064057102      3,276    59,358.00      59,358.00                  59,358.00
Broadcom Corp CL A                  CL A    111320107      1,514    18,021.00      18,021.00                  18,021.00
Check Point Softwar                 COM     162825103      5,262    39,395.00      39,395.00                  39,395.00
Cisco Systems                       COM     17275R102      3,296    86,173.00      86,173.00                  86,173.00
Citigroup Inc                       COM     172967101      1,046    20,484.79      20,484.79                  20,484.79
Comverse Tech New                   COM     205862402      4,140    38,109.00      38,109.00                  38,109.00
Cree Inc.                           COM     225447101      2,564    72,160.00      72,160.00                  72,160.00
Diamonds Tr UT Ser               UNIT SER 1 252787106        807     7,555.00       7,555.00                   7,555.00
EMC Corp                            COM     268648102      9,981   150,091.00     150,091.00                 150,091.00
Exxon Mobil                         COM     30231G102        659     7,577.77       7,577.77                   7,577.77
General Electric                    COM     369604103      2,197    45,829.99      45,829.99                  45,829.99
Home Depot                          COM     437076102        267     5,844.00       5,844.00                   5,844.00
IDEC Pharmaceutical                 COM     449370105        237     1,250.00       1,250.00                   1,250.00
Impath Inc.                         COM     45255G101        266     4,000.00       4,000.00                   4,000.00
Intel Corp                          COM     458140100      3,512   116,823.52     116,823.52                 116,823.52
Lucent Technologies                 COM     549463107        307    22,726.43      22,726.43                  22,726.43
MSC Software                        COM     553531104        236    30,000.00      30,000.00                  30,000.00
Map Info Corporatio                 COM     565105103      8,031   169,971.00     169,971.00                 169,971.00
Medimune Inc                        COM     584699102      1,466    30,739.00      30,739.00                  30,739.00
Medtronic Inc.                      COM     585055106        460     7,625.00       7,625.00                   7,625.00
Merck & Co.                         COM     589331107        323     3,447.12       3,447.12                   3,447.12
Microsoft                           COM     594918104        895    20,642.00      20,642.00                  20,642.00
S & P Midcap 400                 UNIT SER 1 595635103     11,017   116,735.00     116,735.00                 116,735.00
Millennium Pharm.                   COM     599902103      3,980    64,325.00      64,325.00                  64,325.00
Nabi Corp                           COM     628716102        205    44,350.00      44,350.00                  44,350.00
Nokia Corp                          ADR     654902204      8,482   194,986.00     194,986.00                 194,986.00
Nortel Networks                     COM     656568100        274     8,535.00       8,535.00                   8,535.00
Pfizer                              COM     717081103      4,247    92,333.56      92,333.56                  92,333.56
Polycom, Inc.                       COM     73172K104      3,399   105,595.00     105,595.00                 105,595.00
Presstek Inc.                       COM     741113104        220    20,998.00      20,998.00                  20,998.00
S & P Dpstry Rpts                UNIT SER 1 78462F103      1,154     8,800.00       8,800.00                   8,800.00
Safenet Inc.                        COM     78645R107      2,940    62,545.00      62,545.00                  62,545.00
Sage Inc                            COM     786632109        231    15,685.00      15,685.00                  15,685.00
Charles Schwab & Co                 COM     808513105        327    11,520.83      11,520.83                  11,520.83
The Fin Sec SPDR F               SBI INT-FI 81369Y605     11,506   390,030.00     390,030.00                 390,030.00
Siebel Systems                      COM     826170102      5,460    80,737.00      80,737.00                  80,737.00
State Street Corp                   COM     857477103        257     2,070.00       2,070.00                   2,070.00
Sun Microsystems                    COM     866810104      5,300   190,126.00     190,126.00                 190,126.00
TMP Worldwide Inc.                  COM     872941109      2,475    45,006.00      45,006.00                  45,006.00
Tetra Tech Inc. New                 COM     88162G103        257     8,055.00       8,055.00                   8,055.00
Veritas Software                    COM     923436109      2,472    28,255.00      28,255.00                  28,255.00
Vitesse Semi. Co.                   COM     928497106      2,685    48,547.00      48,547.00                  48,547.00
Walgreen Co                         COM     931422109        247     5,900.00       5,900.00                   5,900.00
Worldcom Inc                        COM     98157D106      5,133   365,010.00     365,010.00                 365,010.00

Total                                                    150,338    2,923,867      2,923,867                  2,923,867